Shareholder Report, Average Annual Return (Details) 74200165200_Putnam High Yield Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	5.61%	3.33%	4.62%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	6.60%	3.33%	4.62%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	5.70%	(0.31%)	1.99%
JPMorgan Developed High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed High Yield Index
Average Annual Return, Percent	7.58%	5.23%	6.32%